Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Asset Retirement Obligations [abstract]
Summary of asset retirement obligations

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2023	$54,521	$14,215	$41,137	$—	$109,873
Accretion during the year (1)	2,224	336	1,731	427	4,718
Revisions to estimate	20,095	757	(2,316)	(99)	18,437
Settlements	(483)	—	(3,108)	—	(3,591)
Reclassified to liabilities associated with assets held for sale	—	—	—	(328)	(328)
At December 31, 2023	$76,357	$15,308	$37,444	$—	$129,109
Less: Current liability portion	—	—	(4,019)	—	(4,019)
Non-current liability portion	$76,357	$15,308	$33,425	$—	$125,090

Estimated undiscounted amount	$127,181	$20,757	$64,771	$—	$212,709

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2022	$54,594	$15,838	$51,535	$13,488	$135,455
Accretion during the year (1)	965	144	871	262	2,242
Revisions to estimate	161	(1,767)	(9,266)	(3,439)	(14,311)
Settlements	(1,199)	—	(2,003)	—	(3,202)
Reclassified to liabilities associated with assets held for sale	—	—	—	(10,311)	(10,311)
At December 31, 2022	$54,521	$14,215	$41,137	$—	$109,873
Less: Current liability portion	—	—	(3,980)	—	(3,980)
Non-current liability portion	$54,521	$14,215	$37,157	$—	$105,893

Estimated undiscounted amount	$92,673	$20,022	$72,973	$—	$185,668
(1) Accretion expense for the Romanian reporting segment has been reclassified to loss from discontinued operations for the years ended December 31, 2023 and 2022 (Note 6).

Summary of present value of estimated future net cash outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkiye	Canada	Greece	Romania
	%	%	%	%
At December 31, 2023
Inflation rate	2.5 to 3.2	3.2	2.3 to 2.5	2.5
Discount rate	3.9	3.9	4.0 to 4.2	4.2

At December 31, 2022
Inflation rate	2.3 to 3.1	2.6	2.4 to 2.8	2.5
Discount rate	4.0 to 4.1	3.9	4.1 to 4.4	4.1